Note 2 - Convertible Notes Payable - Schedule of Detachable Warrants - 10Q (Details) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Balance, outstanding (in shares)	25,003	25,003
Outstanding, weighted average exercise price (in dollars per share)	$ 20	$ 20
Granted, outstanding (in shares)	0	0
Granted, weighted average exercise price (in dollars per share)	$ 0	$ 0
Exercised, outstanding (in shares)	0	0
Exercised, weighted average exercise price (in dollars per share)	$ 0	$ 0
Forfeited/Cancelled, outstanding (in shares)	0	0
Forfeited/Cancelled, weighted average exercise price (in dollars per share)	$ 0	$ 0
Expired, outstanding (in shares)	0	0
Expired, weighted average exercise price (in dollars per share)	$ 0	$ 0
Balance, outstanding (in shares)	25,003	25,003
Outstanding, weighted average exercise price (in dollars per share)	$ 20	$ 20
Exercisable (in shares)	25,003	25,003
Exercisable, weighted average exercise price (in dollars per share)	$ 20	$ 20